Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net [Abstract]
Summary of intangible assets net
	Useful Life Years	December 31, 2018	December 31, 2017

Credit rating system	10	$54,868	$57,988
Software license	10	5,021	5,306
Loan platform	10	28,233	29,839
Less: Accumulated amortization		(20,551)	(12,406)
Intangible assets, net		$67,571	$80,729

Schedule of amortization expenses
Amortization expenses

Twelve months ending December 31, 2019	$8,812
Twelve months ending December 31, 2020	8,812
Twelve months ending December 31, 2021	8,812
Twelve months ending December 31, 2022	8,812
Twelve months ending December 31, 2023 and thereafter	32,323
$67,571